LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 28, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		185,727,567			185,727,567
Cancellation of treasury shares				$ (8)	$ (1)	$ (8)
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Ownership percentage		60.00%			60.00%
Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		31.00%			31.00%
Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		42.00%			42.00%
Public shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		40.00%			40.00%
LP Units
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		178,906,452	178,821,204		178,906,452		178,821,204
Maximum units for normal course issuer bid			8,900,000				8,900,000
Percentage of units for normal course issuer bid			5.00%				5.00%
Increase (decrease) in number of shares outstanding					0	(272,659)
Purchase of treasury shares						$ 8
Number of units canceled (in units)					(20,000)	(281,359)
Cancellation of treasury shares					$ 1	$ 8
Dividends recognised as distributions to owners per share	$ 2.06
Incremental increase in distributions	$ 0.10
LP Units | Distribution reinvestment plan
Disclosure of limited partners equity [Line Items]
Units issued under distribution reinvestment plan (in units)		54,749	73,060		105,248		157,689
Share issue related cost		$ 1	$ 2		$ 3		$ 5
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		56,068,944	56,068,944		56,068,944		56,068,944
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%	0.01%		0.01%		0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%			1.00%